Shareholders' Equity - Summary of RSU Awards (Detail)	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares
Disclosure of Shareholder's Equity [Line Items]
Weighted average exercise price, Balance at beginning of year	$ 3.26	$ 4.17
Weighted average value options awarded	0	1.30
Weighted average exercise price, Balance at end of the year	$ 2.89	$ 3.26
Restricted Stock Units (RSUs) [Member]
Disclosure of Shareholder's Equity [Line Items]
Number of units Balance at beginning of year	1,065,000	368,997
Number of units RSUs awarded	0	990,000
Number of units RSUs settled and common shares issued	(98,334)	(289,997)
Number of units RSUs forfeited	(103,333)	(4,000)
Number of units Balance at Ending of year	863,333	1,065,000
Weighted average exercise price, Balance at beginning of year	$ 1.31	$ 5.01
Weighted average value options awarded	$ 0	$ 1.13
Weighted average RSUs settled and common shares issued | $	$ 2.79	$ 5.35
Weighted average value RSUs forfeited	$ 1.36	$ 6.49
Weighted average exercise price, Balance at end of the year	$ 1.13	$ 1.31